SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash equivalents
Cash equivalents maturities, months	3 months
Inventories
Inventory write-downs	$ 2,089,000	$ 3,683,000	$ 2,223,000
Other intangible assets, net
Impairment on acquired IPR&D			1,425,000
Revenue recognition
Provision for product returns	2,112,000	2,167,000
Severance pay
Employees over 50 years of age maximum annual contribution per year	23,000	22,000	22,000
Expense for matching contributions	3,985,000	3,989,000	3,129,000
Severance pay expense	10,862,000	11,164,000	12,090,000
Employee contribution amount, max per year	17,500	16,500	16,500
Employee contribute percentage, max	6.00%
Employer percent of match	50.00%
Basic and diluted net earnings per share
Weighted average number of shares related to outstanding anti-dilutive options and restricted shares	586,367	785,821	1,096,069
Advertising expenses
Advertising expenses	$ 9,771,000	$ 10,214,000	$ 7,887,000